SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following tables reflects the calculation of basic and diluted net income (loss) per common share:

	For the Year Ended November 30, 2023
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$388,396	$160,477
Denominator:
Basic and diluted weighted average shares outstanding	5,218,670	2,156,250

Basic and diluted net income per share of common stock	$0.07	$0.07

	For the Year Ended November 30, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$88,130	$25,357
Denominator:
Basic and diluted weighted average shares outstanding	7,478,425	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01